UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       Gregory D'Amico               Knoxville, Tennessee         01/29/03
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         79
                                             -------------------------

Form 13F Information Table Value Total:      $  103,180
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
3M                              COM       88579Y101       1233      10000   SH             SOLE                  10000
ALLTEL                          COM       020039103        510      10000   SH             SOLE                  10000
AMERIGROUP CORPORATION          COM       03073T102       2592      85505   SH             SOLE                  85505
AMERISOURCE BERGEN              COM       0307E3105       3066      56455   SH             SOLE                  56455
ANGELICA                        COM       034663104        826      40000   SH             SOLE                  40000
ANTHEM INC                      COM       03674B104        126       2000   SH             SOLE                   2000
AUTOZONE                        COM       053332102       2120      30000   SH             SOLE                  30000
BORDERS GROUP                   COM       099709107        757      47000   SH             SOLE                  47000
BURLINGTON NORTHERN SANTA FE    COM       12189T104        195       7500   SH             SOLE                   7500
CACI INTERNATIONAL              COM       127190304        784      22000   SH             SOLE                  22000
CANADIAN NATIONAL RAILWAY       COM       136375102        831      20000   SH             SOLE                  20000
CANADIAN PACIFIC RAILWAY        COM       13645T100        818      41500   SH             SOLE                  41500
CATERPILLAR                     COM       149123101        217       4745   SH             SOLE                   4745
CHELSEA PROPERTY GROUP          COM       163421100       2198      66000   SH             SOLE                  66000
CHICO'S FAS INC                 COM       168615102         78       4115   SH             SOLE                   4115
CHOICEPOINT                     COM       170388102        342       8666   SH             SOLE                   8666
CLEAR CHANNEL                   COM       184502102       2340      62755   SH             SOLE                  62755
COMMERCE GROUP                  COM       200641108        206       5500   SH             SOLE                   5500
COMVERSE TECH                   COM       205862402       1464     146135   SH             SOLE                 146135
CONCORD EFS                     COM       206197105         64       4080   SH             SOLE                   4080
CONSTELLATION ENERGY            COM       210371100        398      14315   SH             SOLE                  14315
DEL MONTE FOODS                 COM       24522P103         66       8630   SH             SOLE                   8630
DENTSPLY INTERNATIONAL          COM       249030107       3980     106985   SH             SOLE                 106985
DOLE FOOD CO INC                COM       256605106        267       8200   SH             SOLE                   8200
DUKE ENERGY                     COM       264399106        129       6585   SH             SOLE                   6585
EASTMAN KODAK                   COM       277461109       1051      30000   SH             SOLE                  30000
EBAY                            COM       278642103         68       1000   SH             SOLE                   1000
ELECTRONIC ARTS                 COM       285512109         52       1035   SH             SOLE                   1035
EXPEDITORS INTERNATIONAL        COM       302130109       1296      39700   SH             SOLE                  39700
FIRST HEALTH GROUP              COM       320960107        584      24000   SH             SOLE                  24000
FORTUNE BRANDS                  COM       349631101       3431      73765   SH             SOLE                  73765
FPL GROUP                       COM       302571104       1443      24000   SH             SOLE                  24000
GANNETT CO                      COM       364730101       3159      44000   SH             SOLE                  44000
GENERAL GROWTH PROPERTIES       COM       370021107       2732      52540   SH             SOLE                  52540
GENUINE PARTS                   COM       372460105        863      28020   SH             SOLE                  28020
H&R BLOCK                       COM       093671105       1206      30000   SH             SOLE                  30000
H.J. HEINZ                      COM       423074103       1295      39405   SH             SOLE                  39405
HEALTH CARE PPTY                COM       421915109        200       5225   SH             SOLE                   5225
HEARST-ARGYLE TELEVISION        COM       422317107       1808      75000   SH             SOLE                  75000
HOLLYWOOD ENTERTAINMENT         COM       436141105        529      35000   SH             SOLE                  35000
HUBBELL INC                     COM       443510201        228       6500   SH             SOLE                   6500
INTERNATIONAL PAPER CO          COM       460146103        175       5005   SH             SOLE                   5005
KELLOGG CO                      COM       487836108       1916      55920   SH             SOLE                  55920
KIMBERLY-CLARK                  COM       494368103       1128      23755   SH             SOLE                  23755
L3 COMM                         COM       502424104       2185      48645   SH             SOLE                  48645
LANCE                           COM       514606102        829      70000   SH             SOLE                  70000
LINCARE HOLDINGS                COM       532791100       2767      87520   SH             SOLE                  87520
LOCKHEED MARTIN                 COM       539830109         58       1000   SH             SOLE                   1000
LONE STAR STEAKHOUSE            COM       542307103       1412      73000   SH             SOLE                  73000
LOWES COS                       COM       548661107        225       6000   SH             SOLE                   6000
MICROSOFT                       COM       594918104       2563      49582   SH             SOLE                  49582
NATIONAL CITY                   COM       635405103        193       7075   SH             SOLE                   7075
NEWELL RUBBERMAID               COM       651229106       2928      96525   SH             SOLE                  96525
NORFOLK SOUTHERN                COM       655844108        800      40000   SH             SOLE                  40000
NORTH FORK BANCORP NY           COM       659424105       1352      40060   SH             SOLE                  40060
OMNIVISION                      COM       682128103          3        200   SH             SOLE                    200
PEPSI BOTTLING GRP              COM       713409100       2101      81745   SH             SOLE                  81745
PETsMART                        COM       716768106       2207     128815   SH             SOLE                 128815
PLUM CREEK TIMBER               COM       729251108        164       6940   SH             SOLE                   6940
PRG-SCHULTZ INTERNATIONAL       COM       69357C107        661      74310   SH             SOLE                  74310
QLOGIC                          COM       747277101       1432      41505   SH             SOLE                  41505
QUALCOMM                        COM       747525103        437      12000   SH             SOLE                  12000
R.R.DONNELLEY & SONS            COM       257867101        435      20000   SH             SOLE                  20000
ROYAL DUTCH PETROLEUM           COM       780257804         59       1340   SH             SOLE                   1340
SCHOLASTIC                      COM       807066105       2903      80750   SH             SOLE                  80750
STARBUCKS                       COM       855244109        326      16000   SH             SOLE                  16000
SYMANTEC                        COM       871503108       2585      63815   SH             SOLE                  63815
SYSCO CORP                      COM       871829107       1137      38170   SH             SOLE                  38170
TRIBUNE COMPANY                 COM       896047107       1897      41720   SH             SOLE                  41720
UNITED TECHNOLOGIES             COM       913017109       2895      46745   SH             SOLE                  46745
UNIVISION COMMUNICATIONS        COM       914906102       2726     111275   SH             SOLE                 111275
UTSTARCOM INC                   COM       918076100        959      48385   SH             SOLE                  48385
VIACOM INC                      COM       925524308        122       3000   SH             SOLE                   3000
WALGREENS                       COM       931422109       4046     138625   SH             SOLE                 138625
WAL-MART STORES                 COM       931142103       2621      51882   SH             SOLE                  51882
WELLPOINT HEALTH NETWORKS       COM       94973H108       3201      44990   SH             SOLE                  44990
WELLS FARGO                     COM       949746101        211       4500   SH             SOLE                   4500
WESTWOOD ONE                    COM       961815107       2391      64000   SH             SOLE                  64000
WHOLE FOODS MKT                 COM       966837106       3577      67835   SH             SOLE                  67835

REPORT SUMMARY          79 DATA RECORDS               $103,180                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

